Earnings per share	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Earnings per share
Note 23 Earnings per share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2020	October 31 2019
Basic earnings per share
Net income	$11,437	$12,871
Dividends on preferred shares and distributions on other equity instruments	(268)	(269)
Net income attributable to non-controlling interests	(5)	(11)
Net income available to common shareholders	11,164	12,591
Weighted average number of common shares (in thousands)	1,423,915	1,434,779
Basic earnings per share (in dollars)	$7.84	$8.78
Diluted earnings per share
Net income available to common shareholders	$11,164	$12,591
Dilutive impact of exchangeable shares	13	15
Net income available to common shareholders including dilutive impact of exchangeable shares	11,177	12,606
Weighted average number of common shares (in thousands)	1,423,915	1,434,779
Stock options (1)	1,054	2,011
Issuable under other share-based compensation plans	755	742
Exchangeable shares (2)	3,046	3,150
Average number of diluted common shares (in thousands)	1,428,770	1,440,682
Diluted earnings per share (in dollars)	$7.82	$8.75

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2020, an average of 2,809,041 outstanding options with an average exercise price of $100.88 were excluded from the calculation of diluted earnings per share. For the year ended October 31, 2019, an average of 767,225 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.